Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents	$ 145,597	$ 90,626		$ 58,524
Restricted		15,500
Total	$ 145,597	$ 106,126	$ 106,676	$ 74,024	$ 77,445	$ 42,741